Supplement to MainSail Prospectus
                    Supplement dated April 30, 2013
             to Prospectus dated May 1, 1998 as supplemented


Effective May 1, 2013, the Pioneer Growth Opportunities VCT Portfolio has been renamed the Pioneer Select Mid Cap Growth VCT Portfolio and its investment objective has been changed as described below.

PORTFOLIO NAME		        INVESTMENT OBJECTIVE	   INVESTMENT ADVISOR
-------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
-------------------------------------------------------------------------------
Pioneer Select Mid Cap 		The Portfolio seeks  `	   Pioneer Investment
Growth VCT Portfolio - 		long-term capital growth.  Management, Inc.
Class I Shares

                  Supplement to MainSail Prospectus
                  Supplement dated April 30, 2013
            to Prospectus dated May 1, 1998 as supplemented


The disclosure set forth below replaces the Definition of Inquiries found in the prospectus, as supplemented.


Inquiries -  All inquiries should be directed as follows:

	For all transactions, general correspondence or if you need more information, please contact us at:

	Symetra Life Insurance Company
	PO Box  305156
	Nashville, TN 37230-5156

	For Overnight Mail:

	Symetra Life Insurance Company
	100 Centerview Drive, Suite 100
	Nashville, TN 37214-3439


	We will not deem correspondence, including transactional inquiries and Purchase Payments sent to any other address as received by us until they are picked up at the address listed above and delivered to our processing office.

	By Phone:
	1-800-796-3872

	On the Internet:
	http://www.symetra.com

                  Supplement to MainSail Prospectus
                  Supplement dated April 30, 2013
            to Prospectus dated May 1, 1998 as supplemented

  The disclosure set forth below replaces the information under the heading "Available Funds Annual Expenses" found in the prospectus and any prior supplements.

================================================================================
                   ANNUAL PORTFOLIO OPERATING EXPENSES
                 (as a percentage of average net assets)
================================================================================
The Annual Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2012. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.


------------------------------------------------------------------------------------------------------------------------
								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced       0.90%	-		0.01%	      0.91%	  -	        0.91%
Fund
American Century VP International  1.41%	-		0.01%	      1.42%	  -	  	1.42%
Fund
-------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond 	   0.60%	-		0.42%	      1.02%	  0.20% (1)	0.82%
Fund II - Primary Shares
Federated Managed Volatility 	   0.75%	-		0.68%	      1.43%	  0.40% (2)	1.03%
Fund II
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market          0.17%	0.25%		0.09%	      0.51%	  -		0.51%
Portfolio - Service Class 2
-------------------------------------------------------------------------------------------------------------------------
ING Global Resources Portfolio -   0.64%	0.25%		0.01%	      0.90%	  -		0.90%
Class S
ING JPMorgan Emerging Markets 	   1.25%	-		0.01%	      1.26%	  -		1.26%
Equity Portfolio - Class I
-------------------------------------------------------------------------------------------------------------------------
Pioneer Bond VCT Portfolio - 	   0.50%	-		0.57%	      1.07%	  0.45%(3)	0.62%
Class I Shares
Pioneer Fund VCT Portfolio - 	   0.65%	-		0.09%	      0.74%	  -		0.74%
Class I Shares
Pioneer Select Mid Cap Growth 	   0.74%	-		0.13%	      0.87%	  0.02%(5)	0.85%
VCT Portfolio - Class I Shares(4)
Pioneer Mid Cap Value VCT 	   0.65%	-		0.07%	      0.72%	  -		0.72%
Portfolio - Class I Shares
-------------------------------------------------------------------------------------------------------------------------
Wanger USA 		     	   0.86%	-		0.10%	      0.96%	  -		0.96%
-------------------------------------------------------------------------------------------------------------------------

The above portfolio expenses were provided by the portfolios.  We have not independently verified the accuracy of the information.

1  	The Advisor and its affiliates have voluntarily  agreed to waive their fees and/or reimburse expenses so
	that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the
	Fund's PS class (after the voluntary waivers and/or reimbursements) will not exceed 0.82% (the "Fee
	Limit") up to but not including the later of (the "Termination Date"): (a) May 1, 2014; or (b) the date
	the Fund's next effective prospectus.  While the Adviser and its affiliates currently do not anticipate
	terminating or increasing these arrangements prior to the Termination Date, these arrangements may only
	be terminated or the Fee Limit increased prior to the Termination Date with the agreements of the
	Fund's Board of Trustees.

2  	The Advisor and its affiliates have voluntarily  agreed to waive their fees and/or reimburse expenses so
	that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by
	the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.83% (the "Fee Limit") up
	to but not including the later of (the "Termination Date"): (a) May 1, 2014; or (b) the date the Fund's
	next effective prospectus.  While the Adviser and its affiliates currently do not anticipate terminating
	or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated
	or the Fee Limit increased prior to the Termination Date with the agreements of the Fund's Board of Trustees.

3  	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the
	extent required to reduce expenses to 0.62% of the average daily net assets attributable to Class I shares.
	This expense limitation is in effect through May 1, 2014. There can be no assurance that the adviser will
	extend the expense limitation beyond such time. While in effect, the arrangement may be terminated only by
	agreement of the adviser and the Board of Trustees.

4  	Effective May 1, 2013, the Pioneer Growth Opportunities VCT Portfiolio has been renamed the Pioneer Select
	Mid Cap Growth VCT Portfolio.

5  	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the
	extent required to reduce expenses to 0.85% of the average daily net assets attributable to Class I
	shares. This expense limitation is in effect through May 1, 2014. There can be no assurance that the
	adviser will extend the expense limitation beyond such time. While in effect, the arrangement may
	be terminated only by agreement of the adviser and the Board of Trustees.

Explanation of  Examples Table

1.	The purpose of the Examples Table shown in your prospectus is to assist you in understanding the various
	costs and expenses an Owner will bear directly and indirectly.  The Expense Table reflects expenses
	of the Separate Account as well as the portfolios.  Changes to the portfolio expenses affect the results
	of the examples in your prospectus.  Although we have chosen not to update the examples here, they still
	generally show how expenses and charges affect your Contract Value.

You may request free copies of the Symetra Life Insurance Company financial statements by calling us at
1-800-796-3872 or by visiting our website at www.symetra.com.